Label	Element	Value
Aristotle Core Equity Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aristotle Core Equity Fund II
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. If these fees were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate will be available after the Fund completes its first fiscal year.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of yourshares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of yourshares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund’s investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks, depository receipts, shares of publicly traded real estate investment trusts (“REITs”), warrants and rights. The Fund’s investments in depository receipts may include American, European, and Global Depository Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S.
banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. Although the Fund may invest in companies of any market capitalization and from any country, it invests primarily in large U.S. companies. The Fund’s sub-adviser applies its investment process to a universe of companies with market capitalizations in excess of $2 billion at initial investment.
In pursuing the Fund’s investment goal, the sub-adviser employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The sub-adviser seeks to identify companies that it believes are positioned to benefit from one or more of the following: (i) shifts in industry spending, government spending and consumer trends; (ii) gains in market share from innovative products and strong intellectual property; and (iii) cyclical trends in the industry in which they operate and capable management that can take advantage of those trends. The investment process and allocation decisions result in a portfolio that blends both value and growth characteristics. At times, the Fund’s assets may be invested in securities of relatively few industries or sectors. The Fund is benchmarked to the S&P 500 Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•	Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•	Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•	Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
•	Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•	Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
•	ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
•	Foreign Investment Risk: The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Foreign securities include ADRs, EDRs and GDRs. Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•	Warrants and Rights Risk: Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.
•	Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise. Convertible preferred stock allows the holder to convert the preferred shares into a fixed number of common shares, usually after a predetermined date. Like preferred stock, convertible preferred stock generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends but ranks behind bonds, including convertible bonds, in priority upon liquidation.
•	Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•	Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund has not yet commenced operations and does not have a full calendar year of performance available. Accordingly, performance data is not included. When performance data becomes available, it may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885). Past performance (before and after taxes) is not an indication of future performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations and does not have a full calendar year of performance available. Accordingly, performance data is not included.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844-ARISTTL (844-274-7885)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	aristotlefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Aristotle Core Equity Fund II | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.65%
1 year	rr_ExpenseExampleYear01	$ 66
3 years	rr_ExpenseExampleYear03	208
5 years	rr_ExpenseExampleYear05	362
10 years	rr_ExpenseExampleYear10	810
1 year	rr_ExpenseExampleNoRedemptionYear01	66
3 years	rr_ExpenseExampleNoRedemptionYear03	208
5 years	rr_ExpenseExampleNoRedemptionYear05	362
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 810

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.50% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.15% of the average net assets of the class.